Contract Assets/(Liabilities)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Contract Assetsliabilities
Contract Assets/(Liabilities)

4. Contract Assets/(Liabilities)

Contract assets consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Revenue recognized to date	18,772,315	13,516,824	10,272,787
Less: progress billings to date	(14,965,455)	(7,343,843)	(5,581,320)
Less: allowance for expected credit losses	(154,077)	-	-
Contract assets	3,652,783	6,172,981	4,691,467

Movement of the allowance for contract assets were as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Beginning balance	-	-	-
Addition	154,077	-	-
Write-off	(154,077)	-	-
Ending balance	-	-	-

Contract liabilities consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Billings in advance of performance obligation under contracts	805,163	2,398,065	1,822,530

Contract liabilities related to contracts are balances due to customers under contracts. These arise if a particular milestone payment exceeds the revenue recognized to date under the cost-to-cost method.

The movement in contract liabilities is as follows:

	For the year ended December 31, 2024	For the six months ended June 30, 2025	For the six months ended June 30, 2025
	SGD	SGD	USD
Balance at beginning of the period	1,482,957	805,163	603,872
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(1,435,346)	(35,199)	(26,751)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	757,552	1,628,101	1,245,409
Balance at end of the period	805,163	2,398,065	1,822,530

FBS GLOBAL LIMITED

Notes to Condensed Consolidated Financial Statements (Unaudited)

4. Contract Assets/(Liabilities)

Contract assets that have billing terms with unconditional rights to be billed beyond one year are classified as non-current assets.

Contract assets consisted of the following as of December 31:

	2023 SGD	2024 SGD	2024 USD
Revenue recognized to date	26,612,224	18,772,315	14,079,237
Less: Progress billings to date	(21,105,331)	(14,965,455)	(11,224,091)
Less: Credit losses	(396,528)	(154,077)	(115,558)
Contract assets, current	5,110,365	3,652,783	2,739,588

Movement of the allowance for contract assets were as follows for the years ended December 31, 2022, 2023 and 2024 respectively:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Balance at beginning of the year	-	-	-	-
Addition	-	396,528	154,077	115,558
Write-off	-	(396,528)	(154,077)	(115,558)
Balance at end of the year	-	-	-	-

Contract liabilities consisted of the following as of December 31:

	2023	2024	2024
	SGD	SGD	USD
Billings in advance of performance obligation under contracts	1,482,957	805,163	603,872

Contract liabilities related to contracts are balances due to customers under contracts. These arise if a particular milestone payment exceeds the revenue recognized to date under the cost-to-cost method.

The movement in contract liabilities is as follows for the years ended December 31, 2022, 2023 and 2024, respectively:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Balance at beginning of the year	804,103	425,332	1,482,957	1,112,218
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(570,951)	(418,432)	(1,435,346)	(1,076,509)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	192,180	1,476,057	757,552	568,163
Balance at end of the year	425,332	1,482,957	805,163	603,872

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements